SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,492,812	$ 4,119,090	$ 2,436,369
Prepaid expenses and other current assets	712,696	1,449,369
Total current assets	6,102,379	8,469,196
TOTAL ASSETS	6,855,823	8,985,043
Current liabilities:
Accrued expenses and other current liabilities	1,177,992	1,196,334
Accrued salary and benefits	585,898	776,118
Other current liabilities	51,717	124,563
Total current liabilities	6,847,904	9,102,078
TOTAL LIABILITIES	7,004,012	9,102,078
SHAREHOLDERS' DEFICIT:
Additional paid-in capital	218,417,583	218,379,858
Accumulated deficit	(216,937,975)	(216,859,796)
Accumulated other comprehensive loss	(1,676,169)	(1,685,469)
Total shareholders' deficit	(148,189)	(117,035)	$ (389,655)	$ 1,130,836
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/ EQUITY	6,855,823	8,985,043
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	1,006	245,740
Prepaid expenses and other current assets		1,670
Total current assets	1,006	247,410
TOTAL ASSETS	122,382	269,318
Current liabilities:
Accrued expenses and other current liabilities	100,571	136,353
Accrued salary and benefits	170,000	250,000
Total current liabilities	270,571	386,353
TOTAL LIABILITIES	270,571	386,353
SHAREHOLDERS' DEFICIT:
Ordinary shares	48,372	48,372
Additional paid-in capital	218,417,583	218,379,858
Accumulated deficit	(216,937,975)	(216,859,796)
Accumulated other comprehensive loss	(1,676,169)	(1,685,469)
Total shareholders' deficit	(148,189)	(117,035)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/ EQUITY	122,382	269,318
Parent company | Reportable legal entities | Subsidiaries and VIEs
Current assets:
Advances to subsidiaries and VIEs	$ 121,376	$ 21,908